Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (8,364,454)	$ (3,734,635)	$ (4,862,683)	$ (681,979)
Adjustments to reconcile net loss to net cash provided by operations:
Stock-based compensation for services	1,039,932	177,000	258,667	115,715
Depreciation				354
Loss on equity investment				21,588
Stock-based compensation to employees and directors	5,252,599
Stock-based compensation and stock option modification		24,327	24,327
Loss on conversion of bridge notes and accrued interest	744,505		495,320
Loss on conversion of debentures and notes payable with unrelated parties	390,068		68,373
Loss on conversion of accrued salary and bonus, director fees, and notes payable with related parties			271,210
Change in fair value of convertible bridge notes		1,666,422
Amortization of debt issuance costs		1,250	1,250	5,000
Paid-in-kind interest - convertible bridge notes	35,983	427,360	484,031	535,877
Loss on extinguishment of debt		503,762
Gain on forgiveness of debt	(142,942)
Gain on forgiveness or assumption of notes payable and accrued expenses			(1,032,160)
Changes in operating assets and liabilities
Increase in prepaid expenses and other current assets	(6,301)	(1,335)	(5,231)	(7,665)
Deferred offering costs	(35,000)
Increase in accounts payable and accrued expenses	(44,393)	75,278	174,690	43,171
Increase accrued payroll and related expenses		194,881	152,657	150,000
Increase in contract liabilities - related party				(117,667)
Increase in accrued interest – related party			50,803	15,426
Increase in accrued interest			5,611
Increase in accrued interest– related parties	1,478	45,572
Net cash used in operating activities	(1,128,525)	(620,118)	(742,899)	(978,057)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable - related parties		335,873	338,373	788,500
Repayment on promissory notes – related party	(33,492)
Repayments on notes payable - related parties			(1,590)
Proceeds from convertible notes payable		142,500		30,000
Proceeds from notes payable - unrelated parties			171,000
Proceeds from issuance of Series B Preferred Stock	2,221,000		100,000
Proceeds from Paycheck Protection Program		142,942	142,942
Net cash provided by financing activities	2,187,508	621,315	750,725	818,500
NET INCREASE (DECREASE) IN CASH	1,058,983	1,197	7,826	(159,557)
CASH - Beginning of year	8,304	478	478	160,035
CASH - End of year	1,067,287	1,675	8,304	478
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Payment of interest in cash
Payment of income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrual of contractual dividends on Series A convertible preferred stock	22	26,366	35,440	36,000
Accrual of contractual dividends on Series B convertible preferred stock	168,370
Deemed dividend on conversion of Series A preferred stock to common stock	542,500
Deemed Dividend on warrant modifications	850,214
Conversion of convertible bridge notes and accrued interest of common stock, fair value	3,633,983	2,511,975	2,531,438
Conversion of debentures and notes payable with unrelated parties to common stock	125,000		48,811
Conversion of Series A preferred stock to common stock	120,000
Conversion of notes payable with related parties to Series B preferred stock and warrants	23,000
Change in fair value of convertible bridge notes		$ 1,666,422	3,170,236	(1,057,877)
Investment purchased with a subscription payable				21,588
Conversion of accrued salary and bonus, director fees, and notes payable with related parties to common stock			464,526
Conversion of notes payable to Series B Preferred Stock			156,000
Series B Preferred Stock purchased with a stock subscription receivable			$ 25,000